DEFERRED REVENUES - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred revenues, total	€ 4,693	€ 4,314
Less long term portion	(643)	(264)
Current portion	4,049	4,050
Maintenance contracts
Deferred revenues, total	1,809	1,803
RPP
Deferred revenues, total	492	517
Sale of devices
Deferred revenues, total	104	83
Extension of warranty, included in sales contracts
Deferred revenues, total	591	535	€ 740
Treatment probe lease and other
Deferred revenues, total	€ 1,696	€ 1,376